UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE OUT STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total		Total Parent's / Owners' Equity	Share Capital	Contributed/Additional Paid-in Capital		Retained (Deficit) / Earnings	Non- controlling Interest
Shares outstanding, beginning of period (in shares) at Dec. 31, 2021	[1]				1,010,000,000
Balance at beginning of the period at Dec. 31, 2021	[1]	$ 743,055		$ 568,557	$ 1,010	$ 779,852	[2]	$ (212,305)	$ 174,498
Increase (Decrease) in Stockholders' Equity
Net income		23,244	[3]	15,038				15,038	8,206
Share based payments contribution		238		238		238	[2]
Deconsolidation of lessor VIEs		(115,412)							(115,412)
Shares outstanding, end of period (in shares) at Jan. 26, 2022	[1]				10,000,000
Balance at end of the period at Jan. 26, 2022	[1]	10		10	$ 10
Increase (Decrease) in Stockholders' Equity
Combined carve-out predecessor balance upon disposal (in shares)	[1]				1,010,000,000
Combined carve-out predecessor(1) balance upon disposal	[1]	651,125		583,833	$ 1,010	780,090	[2]	(197,267)	67,292
Cancellation of Parents' equity (in shares)	[4]				(1,000,000,000)
Cancellation of Parent's equity	[4]	(583,823)		(583,823)	$ (1,000)	(780,090)	[2]	197,267
Combined carve-out equity balance prior to acquisition (in shares)					10,000,000
Combined carve-out equity balance prior to acquisition		67,302		10	$ 10	0	[2]	0	67,292
Net income		17,659	[3],[5],[6]	16,848				16,848	811
Issuance of shares from private placement (in shares)					27,500,000,000
Issuance of shares from private placement		266,893		266,893	$ 27,500	239,393	[2]
Issuance of shares to Golar (in shares)					12,500,000,000
Issuance of shares to Golar		127,203		127,203	$ 12,500	114,703	[2]
Recognition of non-controlling interest upon acquisition	[4]	67,292							67,292
Fair value adjustment in relation to acquisition		(95)							(95)
Shares outstanding, end of period (in shares) at Jun. 30, 2022	[1]				40,010,000,000
Balance at end of the period at Jun. 30, 2022	[1]	478,962		410,954	$ 40,010	354,096	[2]	16,848	68,008
Shares outstanding, beginning of period (in shares) at Dec. 31, 2022	[7]				53,688,462,000
Balance at beginning of the period at Dec. 31, 2022	[7]	715,513		646,557	$ 53,688	507,127	[8]	85,742	68,956
Increase (Decrease) in Stockholders' Equity
Net income		114,778		113,835				113,835	943
Share based payments contribution		1,197		1,197		1,197	[8]
Dividends		(43,487)		(43,487)				(43,487)
Shares outstanding, end of period (in shares) at Jun. 30, 2023	[7]				53,688,462,000
Balance at end of the period at Jun. 30, 2023	[7]	$ 788,001		$ 718,102	$ 53,688	$ 508,324	[8]	$ 156,090	$ 69,899

[1]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Contributed / additional paid in capital refers to the amounts of capital contributed or paid in over and above the par value of theCompany’s issued share capital.
[3]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[4]	Represents cancellation of Parent's aggregated equity, upon disposal of entities to CoolCo pursuant to the Vessel SPA and ManCo SPA,previously presented on a combined carve-out basis during the Predecessor period.
[5]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[6]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[7]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[8]	Additional paid-in capital refers to the amounts of capital contributed or paid-in over and above the par value of the Company's issued share capital.